Business Acquisitions - Schedule of Fair Values Allocated to Each Class of Identifiable Assets in Carmen Knutsen Acquisition and Difference between Purchase Price and Net Assets Acquired (Detail) (USD $)
In Thousands, unless otherwise specified
	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loans At Acquisition Date [Line Items]
Purchase consideration	$ 114,293
Less: Fair value of net assets acquired:
Vessel and equipment	0
Goodwill	6,217	5,750
Hilda Knutsen And Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Purchase consideration	114,293
Less: Fair value of net assets acquired:
Vessel and equipment	335,000
Cash	8,997
Inventories	395
Others current assets	1,939
Amounts due from related parties	4
Long-term debt	(221,812)
Other long-term liabilities	(4,774)
Derivatives liabilities	(348)
Trade accounts payable	(390)
Accrued expenses	(1,360)
Prepaid charter and deferred revenue	(1,487)
Amounts due to related parties	(2,338)
Sub total	113,826
Difference between the purchase price and fair value of net assets acquired	467
Goodwill	467
Difference between the purchase price and allocated values